FT Vest AMZN & Target Income ETF Shareholder Fees	Sep. 11, 2026
FT Vest AMZN & Target Income ETF | FT Vest AMZN & Target Income ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%